Cash and Cash Equivalents - Summary of Information About Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank	$ 1,603	$ 1,198
Term deposits	2,320	542
Total cash and cash equivalents	$ 3,923	$ 1,740	$ 6,201	$ 3,025